Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 108,523	$ 113,148
Accounts receivable, net of allowance of $28,709 (December 31, 2016 - $23,431)	383,385	311,020
Unbilled revenues	41,370	36,588
Income tax recoverable	13,815	8,482
Prepaid expenses and other current assets	54,741	37,084
	601,834	506,322
Other receivables	10,136	10,203
Other assets (note 6)	55,496	38,657
Fixed assets (note 7)	83,899	65,274
Deferred income tax, net (note 15)	52,394	82,252
Intangible assets (note 8)	183,036	139,557
Goodwill (note 9)	455,130	348,006
	840,091	683,949
	1,441,925	1,190,271
Current liabilities
Accounts payable	102,514	83,617
Accrued liabilities (note 10)	516,099	399,759
Income tax payable	21,414	15,940
Unearned revenues	11,919	4,066
Long-term debt - current (note 11)	2,426	1,961
Contingent acquisition consideration - current (note 19)	18,657	4,884
	673,029	510,227
Long-term debt - non-current (note 11)	247,467	260,537
Contingent acquisition consideration (note 19)	31,643	27,382
Deferred rent	24,469	21,241
Other liabilities	11,792	8,986
Deferred Tax Liabilities, Net, Noncurrent	18,579	14,582
	333,950	332,728
Redeemable non-controlling interests (note 12)	145,489	134,803
Shareholders' equity
Common shares (note 13)	406,984	399,774
Contributed surplus	50,219	51,540
Deficit	(128,411)	(174,311)
Accumulated other comprehensive loss	(43,354)	(71,273)
Total Company shareholders' equity	285,438	205,730
Non-controlling interests	4,019	6,783
Total shareholders' equity	289,457	212,513
	$ 1,441,925	$ 1,190,271